Consolidated statement of changes in equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2022
Statutory reserves unavailable for distribution	$ 661	$ 562	$ 491
Share capital, increase				$ 300
Number of shares authorised (in shares)	200,000,000	200,000,000		200,000,000
Par value per share (usd per share)	$ 1.50	$ 1.50		$ 1.50
Number of treasury shares repurchased (in shares)	4,216,397	2,983,320
Share repurchase program	$ 119	$ 99	$ 5
Number of shares withheld (in shares)	294,709	467,247	320,985
Ordinary shares
Share repurchase program	$ 119	$ 63
Stock repurchase program, authorized, amount		$ 150